Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	$ 98
Ending Balance	136	$ 98
Computer Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	25
Ending Balance	22	25
Motor Vehicle [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	22
Ending Balance	22	22
Furniture and Fittings [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	17
Ending Balance	32	17
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	34
Ending Balance	60	34
Cost [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	300	257
Additions	72	57
Transfer	22
Exchange differences	(13)	(14)
Ending Balance	381	300
Cost [Member] | Computer Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	95	83
Additions	10	16
Transfer
Exchange differences	(4)	(4)
Ending Balance	101	95
Cost [Member] | Motor Vehicle [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	106	112
Additions
Transfer	22
Exchange differences	(4)	(6)
Ending Balance	124	106
Cost [Member] | Furniture and Fittings [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	37	24
Additions	21	15
Transfer
Exchange differences	(2)	(2)
Ending Balance	56	37
Cost [Member] | Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	62	38
Additions	39	26
Transfer
Exchange differences	(3)	(2)
Ending Balance	100	62
Accumulated Depreciation [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(202)	(177)
Transfer	(7)
Depreciation charged	(47)	(37)
Exchange differences	11	12
Ending Balance	(245)	(202)
Accumulated Depreciation [Member] | Computer Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(70)	(63)
Transfer
Depreciation charged	(12)	(11)
Exchange differences	3	4
Ending Balance	(79)	(70)
Accumulated Depreciation [Member] | Motor Vehicle [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(84)	(74)
Transfer	(7)
Depreciation charged	(16)	(14)
Exchange differences	5	4
Ending Balance	(102)	(84)
Accumulated Depreciation [Member] | Furniture and Fittings [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(20)	(17)
Transfer
Depreciation charged	(9)	(5)
Exchange differences	1	2
Ending Balance	(24)	(20)
Accumulated Depreciation [Member] | Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [line items]
Beginning Balance	(28)	(23)
Transfer
Depreciation charged	(10)	(7)
Exchange differences	2	2
Ending Balance	$ (40)	$ (28)